Additional Cash Flows Information - Schedule of Financing and Operating Activities not Involving Cash (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Financing and Operating Activities not Involving Cash [Line Items]
Financing and operating activities	$ 574,280
Shares issued in lieu of broker fees [Member]
Schedule of Financing and Operating Activities not Involving Cash [Line Items]
Financing and operating activities	152,048
Shares issued in Lieu of Marketing fees [Member]
Schedule of Financing and Operating Activities not Involving Cash [Line Items]
Financing and operating activities	114,750
Shares issued in Lieu of Investor fees [Member]
Schedule of Financing and Operating Activities not Involving Cash [Line Items]
Financing and operating activities	307,482
Share issued in lieu of advisory fee [Member]
Schedule of Financing and Operating Activities not Involving Cash [Line Items]
Financing and operating activities	$ 361,000